Allowance for Doubtful Accounts (Tables) (Allowance for Doubtful Accounts [Member])	12 Months Ended
Jul. 02, 2011
Allowance for Doubtful Accounts [Member]
Schedule of valuation and qualifying accounts disclosure table

	2011	2010	2009
	(In thousands)
Balance at beginning of period	$36,573	$36,078	$31,730
Charged to costs and expenses	42,623	34,931	74,638
Allowance accounts resulting from acquisitions and other	1,063	(139)	1,587
Customer accounts written off, net of recoveries	(37,823)	(34,297)	(71,877)

Balance at end of period	$42,436	$36,573	$36,078